Consolidated Statements of Changes in Shareholders’ (Deficit) Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares		Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Preferred Stock	Total
Balance at Sep. 30, 2023		$ 144		$ 24,856	$ (5,325)		$ 19,675
Balance (in Shares) at Sep. 30, 2023		1,437,500
Issuance of Private Placement Units	$ 23			2,279,977			2,280,000
Issuance of Private Placement Units (in Shares)	228,000
Issuance of representative shares	$ 23			301,277			301,300
Issuance of representative shares (in Shares)	230,000
Issuance of Public Rights, net of issuance cost of $45,930				1,219,070			1,219,070
Transfer Class B shares to independent directors				38,479			38,479
Accretion of carrying value to redemption value				(1,249,259)			(1,249,259)
Net income					255,721		255,721
Balance at Sep. 30, 2024	$ 46	$ 144		2,614,400	250,396		2,864,986
Balance (in Shares) at Sep. 30, 2024	458,000	1,437,500	[1]
Accretion of carrying value to redemption value				(2,614,400)	(1,406,224)		(4,020,624)
Net income					1,304,272		1,304,272
Balance at Jun. 30, 2025	$ 46	$ 144			148,444		148,634
Balance (in Shares) at Jun. 30, 2025	458,000	1,437,500	[1]
Balance at Sep. 30, 2024	$ 46	$ 144		2,614,400	250,396		2,864,986
Balance (in Shares) at Sep. 30, 2024	458,000	1,437,500	[1]
Accretion of carrying value to redemption value				(2,614,400)	(1,796,612)		(4,411,012)
Extension fees deposited into trust account					(450,000)		(450,000)
Net income					1,370,753		1,370,753
Balance at Sep. 30, 2025	$ 46	$ 144			(625,463)		(625,273)
Balance (in Shares) at Sep. 30, 2025	458,000	1,437,500
Accretion of carrying value to redemption value					(850,709)		(850,709)
Term extension fee					(1,350,000)		(1,350,000)
Net income					110,299		110,299
Balance at Jun. 30, 2026	$ 46	$ 144			$ (2,715,873)		$ (2,715,683)
Balance (in Shares) at Jun. 30, 2026	458,000	1,437,500

[1]	Retroactively restated to include an aggregate of 187,500 Class B ordinary shares as a result of the underwriter’s full exercise of their over-allotment option on July 8, 2024. No Founder Shares are currently subject to forfeiture